Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	MAGAL SECURITY SYSTEMS LTD
Entity Central Index Key	0000896494
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding	23,163,985
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	IL
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false